INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
Changes in investment property [abstract]
Disclosure of detailed information about investment property
The company’s investment properties are as follows:

AS AT DEC. 31 US$ MILLIONS	2022	2021
Cost	$576	$—
Accumulated depreciation	(14)	—
Net carrying amount	$562	$—
The following table presents the changes in the company's investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$—	$—
Acquisition from business combination	541	—
Additions from expenditure capitalization	37	—
Disposals	(4)	—
Depreciation	(14)	—
Foreign currency translation and other	2	—
Balance, end of year	$562	$—
The following table presents the rental income and direct operating expenses of the investment properties:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Rental income from investment properties	$60	$—	$—
Direct operating expenses of rental investment properties	(36)	—	—
Direct operating expenses of non-rental investment properties	(8)	—	—
Total	$16	$—	$—